ACQUISITIONS (Detail Textuals) - Avalite Sciences Inc. ("Avalite")	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Aug. 14, 2018 CAD ($) Common_Shares	May 15, 2018 CAD ($)	Nov. 17, 2017
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%	100.00%	65.00%	53.00%
Cash			$ 2,000,000	$ 2,750,000
Number of common shares issued in acquisition | Common_Shares			1,093,938
Amount of common shares issued			$ 4,000,000	522,204
Total purchase price			$ 6,000,000	$ 2,750,000
Minimum amount of gross revenue received within thirty-six months ended August 9, 2021 to issue additional Common Shares	$ 10,000,000
Deemed value of additional shares issued in event of gross revenue received	4,000,000
Increase in net loss attributable to the company	406,515
Decrease in net loss attributable to the non-controlling interest	406,515
Nominal transaction costs	$ 8,683	$ 64,197